Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 12, 2022	Aug. 18, 2022	Dec. 31, 2022	Oct. 17, 2022	Jan. 27, 2022
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature			$ 0
July Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for warrants due to triggering of down-round feature	$ 192	$ 22	0
August Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for warrants due to triggering of down-round feature	902		$ 0
Series C Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature	$ 5,930
Non-Recurring Basis [Member] | Level 3 [Member] | Series B Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of preferred stock					$ 18,030
Non-Recurring Basis [Member] | Level 3 [Member] | Series C Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of preferred stock				$ 26,809